Cash and Interest Bearing Deposits with Banks - Disclosure of Cash and Interest Bearing Deposits with Banks (Detail) - CAD ($) $ in Millions	Oct. 31, 2019		Oct. 31, 2018		Oct. 31, 2017	Oct. 31, 2016
Cash and interest bearing deposits with banks [abstract]
Cash and deposits with banks	$ 47,598		$ 40,738
Cheques and other items in transit, net	1,205		1,404
Total cash and cash equivalents	$ 48,803	[1]	$ 42,142	[1]	$ 32,599	$ 31,653

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).